SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables	¥ 2,594	¥ 3,079